Inventory	12 Months Ended
Dec. 31, 2024
Inventory
Inventory

5.    Inventory

	December 31,	December 31,
	2023	2024
Raw materials	2,245,076	2,273,991
Work in process	90,035	141,195
Finished Goods	2,646,287	4,291,167
Merchandise	480,174	626,772
Less: inventory provision	(183,846)	(245,902)
Total	5,277,726	7,087,223

Raw materials primarily consist of materials for volume production as well as spare parts used for aftersales services.

Finished goods include vehicles ready for transit at production factory, vehicles in transit to fulfill customer orders, new vehicles available for immediate sale at the Group’s sales and service center locations and charging piles.

Merchandise includes accessories and branded merchandise which can be redeemed by customer loyalty program.

Inventory write-downs recorded in cost of sales for the years ended December 31, 2022, 2023 and 2024 were RMB148,729, RMB65,362 and RMB123,345, respectively.